Note 6 - Stock Option Grant Activity (Details) - $ / shares	3 Months Ended	6 Months Ended	12 Months Ended
	Jun. 30, 2016	Jun. 30, 2016	Dec. 31, 2015	Dec. 31, 2014
Outstanding January 1, 2016 (in shares)		1,707,744	1,217,744	977,744
Outstanding January 1, 2016 (in dollars per share)		$ 0.84	$ 0.68	$ 0.60
Granted (in shares)		1,301,084	490,000	240,000
Granted (in dollars per share)	$ 1.25	$ 1.25	$ 1.25	$ 1
Outstanding June 30, 2016 (in shares)	2,592,229	2,592,229	1,707,744	1,217,744
Outstanding June 30, 2016 (in dollars per share)	$ 1.04	$ 1.04	$ 0.84	$ 0.68